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J. Neil McMurdie
Senior Counsel
(860) 580-2824
Fax: (860) 580-4897
Neil.Mcmurdie@us.ing.com

May 4, 2011

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention: Filing Desk

Re: ING Life Insurance and Annuity Company and its Variable Annuity Account C
Prospectus Title: MAP II - Group Installment Variable Annuity Contracts
for HR 10 Plans - File Nos.: 033-75980* and 811-02513 - Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “33 Act”), this is to certify that the
Contract Prospectus and the Statement of Additional Information contained in Post-Effective
Amendment No. 26 to the Registration Statement on Form N-4 (“Amendment No. 26”) for
Variable Annuity Account C of ING Life Insurance and Annuity Company (the “Registrant”) that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Amendment No. 26 which was declared effective on April 29, 2011. The text of
Amendment No. 26 was filed electronically on April 21, 2011.

If you have any questions regarding this submission, please call the undersigned at 860-580-2824.

Sincerely,

/s/ J. Neil McMurdie

J. Neil McMurdie

* Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this
Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by Registration Statement No. 033-75984.

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